Investment Objectives and Goals - iShares High Yield Muni Income Active ETF	Jan. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES SHORT DURATION HIGH YIELD MUNI ACTIVE ETF Ticker: SHYM Stock Exchange: Cboe BZX
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The iShares Short Duration High Yield Muni Active ETF (formerly known as “iShares High Yield Muni Income Active ETF”) (the “Fund”) primarily seeks to maximize tax‑free current income and
Objective, Secondary [Text Block]	secondarily seeks to maximize capital appreciation with a portfolio composed principally of high yield and other income-generating U.S. municipal bonds.